Sale of assets Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Less: cash and cash equivalents from discontinued operations, end of year	$ 5,924	$ 0	$ 0
Accounts receivable	7	10,518
Inventories	0	17,324
Other current assets	0	483
Current Assets	5,931	28,325
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, plant, and equipment	233	5,106
Intangible assets	0	1,026
Deferred income tax assets	0	2,127
Other non-current assets	0	514
Non-current Assets	233	8,773
Total assets classified as held for sale	6,164	37,098
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable and accrued liabilities	7,305	13,302
Income taxes payable	3,448	0
Other current liabilities	269	1,914
Current Liabilities	11,022	15,216
Other non-current liabilities	1,478
Long-term liabilities held for sale (note 6)	0	8,207
Total liabilities classified as held for sale	$ 12,500	$ 23,423